Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000203678 | Samsung Electronics9290259
Holdings [Line Items]
Percent of Total Investments	6.90%
C000203678 | Taiwan Semiconductor Manufacturing9290532
Holdings [Line Items]
Percent of Total Investments	4.30%
C000203678 | SK hynix9290268
Holdings [Line Items]
Percent of Total Investments	2.60%
C000203678 | SK Square9290271
Holdings [Line Items]
Percent of Total Investments	2.40%
C000203678 | United Microelectronics9290545
Holdings [Line Items]
Percent of Total Investments	1.80%
C000203678 | Hon Hai Precision Industry9290483
Holdings [Line Items]
Percent of Total Investments	1.60%
C000203678 | Lenovo Group9289936
Holdings [Line Items]
Percent of Total Investments	0.90%
C000203678 | Naspers9290596
Holdings [Line Items]
Percent of Total Investments	0.90%
C000203678 | PetroChina9289954
Holdings [Line Items]
Percent of Total Investments	0.90%
C000203678 | Itausa9289780
Holdings [Line Items]
Percent of Total Investments	0.80%
C000203678 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000203678 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000203678 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000203678 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000203678 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000203678 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000203678 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000203678 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000203678 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000203678 | India
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000203678 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000203678 | China
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000203678 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000203679 | Samsung Electronics9290259
Holdings [Line Items]
Percent of Total Investments	6.90%
C000203679 | Taiwan Semiconductor Manufacturing9290532
Holdings [Line Items]
Percent of Total Investments	4.30%
C000203679 | SK hynix9290268
Holdings [Line Items]
Percent of Total Investments	2.60%
C000203679 | SK Square9290271
Holdings [Line Items]
Percent of Total Investments	2.40%
C000203679 | United Microelectronics9290545
Holdings [Line Items]
Percent of Total Investments	1.80%
C000203679 | Hon Hai Precision Industry9290483
Holdings [Line Items]
Percent of Total Investments	1.60%
C000203679 | Lenovo Group9289936
Holdings [Line Items]
Percent of Total Investments	0.90%
C000203679 | Naspers9290596
Holdings [Line Items]
Percent of Total Investments	0.90%
C000203679 | PetroChina9289954
Holdings [Line Items]
Percent of Total Investments	0.90%
C000203679 | Itausa9289780
Holdings [Line Items]
Percent of Total Investments	0.80%
C000203679 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000203679 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000203679 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000203679 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000203679 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000203679 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000203679 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000203679 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000203679 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000203679 | India
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000203679 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000203679 | China
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000203679 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.50%